Capital management policies and procedures (Details) $ in Thousands	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Capital management policies and procedures [Abstract]
Stockholders' equity	$ 2,417,969	$ 2,108,440	$ 1,974,377	$ 1,801,024
Cash and cash equivalents, including restricted cash	(752,014)	(207,110)
Capital	1,665,955	1,901,330
Financial debt	1,058,908	477,048
Leasing liabilities	46,205	82,602
Overall financing	$ 3,523,082	$ 2,668,090
Capital-to-overall financing ratio	0.47	0.71